Fair Value	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Fair Value	Fair Value
As of June 30, 2023, the carrying amount was a reasonable approximation of fair value for the following financial assets and liabilities:
Financial assets
•Cash and cash equivalents
•Term deposits
•Accounts receivable
•Other non-current assets—lease deposits and lease receivable
Financial liabilities
•Accounts payable
•Accrued liabilities
In the three months ended June 30, 2023, there were no significant changes in the business or economic circumstances that affected the fair value of the Company’s financial assets and financial liabilities.